Cover	Jul. 20, 2023
Cover [Abstract]
Entity Registrant Name	Camber Energy, Inc.
Entity Central Index Key	0001309082
Document Type	8-K
Amendment Flag	false
Entity Emerging Growth Company	false
Document Period End Date	Jul. 20, 2023
Entity Incorporation State Country Code	NV
Entity Tax Identification Number	20-2660243
Written Communications	false
Entity Address Address Line 1	15915 Katy Freeway
Entity Address Address Line 2	Suite 450
Entity Address City Or Town	Houston
Entity Address State Or Province	TX
Entity Address Postal Zip Code	77094
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Security 12b Title	Common Stock
Trading Symbol	CEI
Security Exchange Name	NYSEAMER
Entity File Number	001-32508
City Area Code	281
Local Phone Number	404-4387